Quarterly portfolio holdings
John Hancock
Floating Rate Income Fund
Fixed income
May 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 82.9%					$731,152,416
(Cost $758,497,926)
Communication services 7.8%					68,494,814
Diversified telecommunication services 3.0%
2Degrees Group, Ltd., 2024 Term Loan (3 month CME Term SOFR + 3.250%)	6.891	05-11-29		2,636,589	2,636,589
Cincinnati Bell, Inc., 2025 Term Loan B4 (1 month CME Term SOFR + 2.250%)	5.870	11-22-28		4,665,579	4,650,276
Connect Finco Sarl, 2024 Extended Term Loan B (1 month CME Term SOFR + 4.500%)	8.120	09-27-29		2,938,147	2,946,168
Crown Subsea Communications Holding, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.000%)	6.620	01-30-31		5,032,330	5,061,065
Eircom Finco Sarl, 2025 EUR Term Loan B6 (1 month EURIBOR + 2.750%)	4.724	05-15-32	EUR	3,000,000	3,512,706
Masorange Finco PLC, 2025 EUR Term Loan B (6 month EURIBOR + 2.250%)	4.384	03-25-31	EUR	3,917,104	4,567,585
Zacapa Sarl, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	7.450	03-22-29		3,056,693	3,043,580
Entertainment 0.9%
Discovery Global Holdings, Inc., 2026 USD Term Loan B (B)	TBD	06-03-33		4,318,408	4,325,835
OAK-Eagle Acquireco, Inc., USD Term Loan B (B)	TBD	03-24-33		1,508,017	1,512,601
Technicolor Creative Studios SA, 2023 EUR Non-Convertible Subordinated Term Loan (3 month EURIBOR + 5.000%) (C)	8.795	06-05-30	EUR	736,442	0
Technicolor Creative Studios SA, EUR Term Loan (3 month EURIBOR + 2.000%) (C)	4.127	09-15-26	EUR	774,766	4,518
TouchTunes Music Group LLC , 2024 Incremental Term Loan (3 month CME Term SOFR + 4.750%)	8.450	04-02-29		2,014,778	1,893,892
Interactive media and services 0.5%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	7.870	05-03-28		1,182,233	1,142,888
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%)	7.870	12-31-31		2,305,858	1,986,889
Plusgrade, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.500%)	7.163	03-03-31		1,270,799	1,253,326
Media 3.1%
Cengage Learning, Inc., 2026 Term Loan B (1 and 3 month CME Term SOFR + 3.000%)	6.627	03-24-31		1,247,062	1,227,383
Charter Communications Operating LLC, 2023 Term Loan B4 (3 month CME Term SOFR + 2.000%)	5.692	12-07-30		2,382,582	2,360,924
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	7.985	03-23-28		2,426,970	2,329,891
Digital Media Solutions LLC, 2025 Exit Term Loan (1 month CME Term SOFR + 7.500%) (C)	11.120	02-28-30		630,449	630,449
Hunter US Bidco, Inc., USD Term Loan B (3 month CME Term SOFR + 4.250%)	8.050	08-19-28		1,435,528	1,359,718
Knot Worldwide, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	7.370	01-31-28		4,838,267	3,918,997
Light & Wonder International, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.579	04-16-29		3,600,198	3,603,187
Numericable US LLC, 2025 USD Term Loan B14 (3 month CME Term SOFR + 6.875%)	10.548	05-31-31		1,376,777	1,394,854
Radiate Holdco LLC, 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 4.000%)	7.620	06-26-29		58,426	58,378
Radiate Holdco LLC, 2025 FLFO Term Loan (1 month CME Term SOFR + 3.500% and 1.500%)	8.735	09-25-29		3,039,700	2,745,700
Radiate Holdco LLC, 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.620	06-26-29		58,426	58,377
Research Now Group LLC, 2024 First Lien First Out Term Loan (3 month CME Term SOFR + 5.000%)	8.903	07-15-28		471,539	459,751
Speedster Bidco GmbH, 2025 USD Term Loan B1 (3 month CME Term SOFR + 3.000%)	6.700	12-11-31		2,329,602	2,287,856
Tele Columbus AG, 2024 EUR Term Loan B (D)	0.000	01-01-29	EUR	934,981	627,073
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month CME Term SOFR + 3.250%)	6.992	01-31-29		2,436,999	2,330,039
Ziggo Financing Partnership, 2025 Term Loan B (B)	TBD	01-15-33		2,200,000	2,157,034
Wireless telecommunication services 0.3%
Iridium Satellite LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	09-20-30		2,432,829	2,407,285
Consumer discretionary 9.6%					85,114,212
Automobile components 0.7%
Tenneco, Inc., 2022 Term Loan A (1 and 3 month CME Term SOFR + 4.750%)	8.492	11-17-28		1,352,269	1,348,469
Tenneco, Inc., 2022 Term Loan B (3 month CME Term SOFR + 5.000%)	8.742	11-17-28		1,978,929	1,975,327
Wheel Pros LLC, 2024 Term Loan (3 month CME Term SOFR + 6.000%)	9.700	12-03-29		2,622,451	2,403,922
Broadline retail 0.5%
Peer Holding III BV, 2025 USD Term Loan B4B (3 month CME Term SOFR + 2.500%)	6.200	10-28-30		2,228,095	2,232,551
Wand NewCo 3, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	01-30-31		2,306,402	2,300,152
Distributors 0.2%
OptiGroup AB, EUR Term Loan B1 (1 month EURIBOR + 5.250%)	7.153	03-16-29	EUR	1,747,497	1,941,462
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 3.0%
Belron Finance 2019 LLC, 2026 Repriced Term Loan B (3 month CME Term SOFR + 2.000%)	5.657	10-16-31		3,169,013	$3,172,974
Foundational Education Group, Inc., 1st Lien Term Loan (3 month CME Term SOFR + 4.250%)	7.675	08-31-28		2,391,366	2,127,120
Fugue Finance LLC, 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.916	01-09-32		4,666,442	4,647,309
GBT US III LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.667	07-25-31		3,262,656	3,262,460
Inspired Education US Holdings, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.750%)	6.413	02-28-31		897,199	895,522
Learning Care Group US No 2, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	7.666	08-11-28		2,432,944	1,867,284
Lernen US Finco LLC, 2025 USD Term Loan B3 (B)	TBD	10-27-31		2,407,763	2,356,598
PCI Gaming Authority, Term Loan (1 month CME Term SOFR + 2.000%)	5.620	07-18-31		2,843,579	2,847,844
TEI Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	7.700	04-09-31		1,981,830	1,958,306
Whatabrands LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	08-03-28		3,692,486	3,696,511
Hotels, restaurants and leisure 3.7%
Allwyn Entertainment Financing US LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.500%)	6.163	11-24-32		2,937,382	2,916,086
Banijay Gaming SAS, 2026 EUR Term Loan B (B)	TBD	12-10-31	EUR	1,525,793	1,780,574
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	5.870	02-06-31		1,718,651	1,658,499
Entain Holdings Gibraltar, Ltd., 2025 Term Loan B5 (2032) (3 month CME Term SOFR + 2.250%)	5.951	07-31-32		1,444,740	1,444,538
IRB Holding Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.108	12-16-30		3,640,532	3,647,521
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.120	04-26-30		3,953,031	3,939,631
Lakeland Tours LLC, 2026 2nd Lien Term Loan A	9.000	03-29-30		258,135	51,627
MIC Glen LLC, 2025 Add-on Term Loan (1 month CME Term SOFR + 3.250%)	6.870	07-21-28		3,127,150	3,137,407
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.370	09-20-30		3,817,369	3,823,324
Ontario Gaming GTA LP, Term Loan B (3 month CME Term SOFR + 4.250%)	7.950	08-01-30		1,868,868	1,761,408
Raising Cane’s Restaurants LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.620	11-03-32		3,227,438	3,211,300
Sabre GLBL, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 6.000%)	9.720	11-15-29		809,555	682,050
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.620	03-14-31		2,331,100	2,337,254
Tacala Investment Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.620	01-31-31		2,282,719	2,288,106
Leisure products 0.4%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	12-21-28		3,049,857	3,051,930
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 2.250%)	5.870	02-13-32		539,825	539,939
Specialty retail 1.1%
Leslie’s Poolmart, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	6.485	03-09-28		2,732,273	1,043,947
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan (6 month CME Term SOFR + 3.000%)	6.669	05-04-28		3,520,810	3,517,571
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	7.470	10-16-28		1,987,706	1,774,862
United Petfood Finance BV, 2025 EUR Term Loan B (6 month EURIBOR + 2.250%)	4.399	02-26-32	EUR	2,969,491	3,472,827
Consumer staples 2.9%					25,861,419
Beverages 0.2%
Pegasus Bidco BV, 2025 EUR 1st Lien Repriced Term Loan B (3 month EURIBOR + 3.000%)	5.283	07-12-29	EUR	1,325,380	1,548,056
Consumer staples distribution and retail 0.2%
ZF Invest SAS, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.704	07-12-31	EUR	1,694,330	1,984,803
ZF Invest SAS, 2026 EUR Term Loan B (B)	TBD	05-06-33	EUR	281,156	329,357
Food products 1.5%
CHG PPC Parent LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	6.735	12-08-28		2,984,346	2,988,076
Financiere Labeyrie Fine Foods SASU, 2021 EUR Term Loan B (3 month EURIBOR + 5.000%)	7.127	07-30-29	EUR	2,933,724	3,054,486
Flora Food Management BV, 2026 EUR Repriced Term Loan (B)	TBD	10-31-30	EUR	2,020,000	2,245,272
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.250%)	5.877	09-30-31		3,748,671	3,722,242
Froneri US, Inc., 2025 USD Term Loan B6 (6 month CME Term SOFR + 2.500%)	6.127	09-30-32		1,170,791	1,162,431
Saratoga Food Specialties LLC, 2026 USD Term Loan B (B)	TBD	09-12-32		416,881	417,227
Household products 0.6%
Kronos Acquisition Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	7.700	07-08-31		4,009,361	2,812,807
Lavender US HoldCo 1, Inc., USD Term Loan (3 month CME Term SOFR + 3.250%)	6.950	12-30-32		2,404,321	2,389,294
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Personal care products 0.4%
Rainbow UK Bidco, Ltd., EUR Term Loan B (6 month EURIBOR + 3.250%)	5.391	02-23-29	EUR	2,728,709	$3,207,368
Energy 2.2%					19,223,557
Oil, gas and consumable fuels 2.2%
AL GCX Holdings LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.893	12-17-32		2,274,532	2,276,556
BCP Renaissance Parent LLC, 2024 Term Loan B3 (3 month CME Term SOFR + 2.250%)	5.950	10-31-31		2,024,934	2,020,884
CD&R Firefly Bidco PLC, 2025 EUR Term Loan (3 month EURIBOR + 3.250%)	5.400	04-30-29	EUR	2,658,008	3,126,125
CD&R Firefly Bidco PLC, 2025 GBP Term Loan (3 month SONIA + 4.750%)	8.481	04-29-29	GBP	262,554	353,914
Delek US Holdings, Inc., 2022 Term Loan B (B)	TBD	11-19-29		2,322,297	2,322,297
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	04-01-32		2,345,238	2,352,368
Northriver Midstream Finance LP, 2023 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.942	08-16-30		3,004,648	3,007,292
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.858	10-05-28		3,760,886	3,764,121
Financials 15.4%					135,409,490
Banks 0.2%
Chrysaor Bidco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	6.669	10-30-31		1,724,034	1,729,482
Capital markets 3.1%
Aretec Group, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.620	08-09-30		4,236,814	4,178,558
Emerald X, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 3.250%)	6.870	01-30-32		2,265,086	2,265,086
Focus Financial Partners LLC, 2025 Incremental Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	09-15-31		2,416,024	2,373,526
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	6.408	02-03-32		4,719,643	4,715,206
Hudson River Trading LLC, 2026 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.103	03-18-30		4,245,352	4,237,753
Insignia Financial, Ltd., USD Term Loan B (1 month CME Term SOFR + 4.500%)	8.131	04-11-33		1,827,285	1,809,012
Nexus Buyer LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 4.000%)	7.620	07-31-31		1,895,238	1,864,782
Nexus Buyer LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.120	07-31-31		448,866	440,787
Project Aurora US Finco, Inc., USD Term Loan (3 month CME Term SOFR + 2.750%)	6.450	12-06-32		1,445,052	1,448,665
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	07-31-31		2,210,000	2,207,238
Stepstone Group MidCo 2 GmbH, USD Term Loan B (3 and 6 month CME Term SOFR + 4.500%)	8.179	12-19-31		2,567,290	1,989,650
Financial services 7.6%
Aragorn Parent Corp., 2025 Repriced Term Loan B (3 month CME Term SOFR + 3.500%)	7.163	12-15-28		1,923,382	1,928,594
Ascensus Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	6.620	11-25-32		4,426,330	4,385,386
Avolon TLB Borrower 1 US LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.353	06-24-30		2,380,403	2,386,116
Cervantes Bidco SL, 2026 EUR Term Loan B (6 month EURIBOR + 3.000%)	5.524	12-03-31	EUR	1,246,757	1,462,274
CFC USA LLC, Term Loan B (3 month CME Term SOFR + 3.500%)	7.182	07-01-32		1,931,417	1,841,277
Corpay Technologies Operating Company LLC, 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.370	11-05-32		2,413,950	2,414,385
CPI Holdco B LLC, 2025 Add-on Term Loan B (1 month CME Term SOFR + 2.000%)	5.620	05-19-31		2,402,491	2,398,983
DRW Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.120	06-26-31		3,419,268	3,376,528
EP Wealth Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.700	10-18-32		652,916	654,823
Etna US Finco 1 LLC, USD Term Loan B1 (B)	TBD	12-10-31		929,839	897,295
GIP Pilot Acquisition Partners LP, 2025 Term Loan B (3 month CME Term SOFR + 2.000%)	5.674	10-04-30		924,316	926,164
GTCR Everest Borrower LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.500%)	6.200	09-05-31		2,813,710	2,817,818
IMC Global Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	6.584	06-18-32		1,603,580	1,612,608
ION Platform Finance Sarl, EUR Term Loan (3 month EURIBOR + 4.000%)	6.127	10-07-32	EUR	2,102,305	1,878,110
ION Platform Finance US, Inc., USD Term Loan (3 month CME Term SOFR + 3.750%)	7.450	10-07-32		2,257,083	1,755,582
Jane Street Group LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	5.666	12-15-31		3,881,188	3,857,280
Jump Financial LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 3.500%)	7.200	02-26-32		4,266,245	4,276,911
June Purchaser LLC, Term Loan (3 month CME Term SOFR + 2.750%)	6.450	11-28-31		2,523,802	2,530,566
Kestra Advisor Services Holdings A, Inc., 2024 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.370	03-22-31		2,102,615	2,096,055
Kestra Advisor Services Holdings A, Inc., 2026 Term Loan B (B)	TBD	03-22-31		568,182	566,409
Mariner Wealth Advisors LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.250%)	5.950	12-31-30		2,825,856	2,833,005
Mermaid Bidco, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.908	07-03-31		3,061,714	3,021,850
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
Neon Maple US Debt Mergersub, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	11-17-31		4,274,063	$4,247,350
Orion Advisor Solutions, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.750%)	6.413	09-24-30		3,271,134	3,263,414
Osaic Holdings, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.500%)	6.200	07-30-32		4,883,002	4,862,737
Pioneer AcquisitionCo LLC, 2026 Term Loan (3 month CME Term SOFR + 2.500%)	6.149	10-27-32		589,891	589,891
Summit Acquisition, Inc., 2025 Add-on Term Loan (1 month CME Term SOFR + 3.500%)	7.120	10-16-31		1,830,159	1,833,966
Tegra118 Wealth Solutions, Inc., 2026 Term Loan B (3 month CME Term SOFR + 4.000%)	7.667	01-27-33		947,913	949,496
WEX, Inc., 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.370	03-05-32		1,736,418	1,731,539
Insurance 4.0%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.620	11-06-30		5,278,292	5,001,182
Alliant Holdings Intermediate LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	09-19-31		3,936,163	3,919,986
AmWINS Group, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.620	01-30-32		1,800,000	1,795,626
Asurion LLC, 2021 Second Lien Term Loan B4 (3 month CME Term SOFR + 5.250%)	9.132	01-20-29		238,173	238,211
Asurion LLC, 2026 Term Loan B14 (3 month CME Term SOFR + 3.750%)	7.413	02-23-33		6,079,438	5,926,175
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2 (1 month CME Term SOFR + 2.500%)	6.129	05-26-31		2,883,000	2,868,585
Broadstreet Partners Group LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 2.500%)	6.120	06-13-31		3,499,728	3,451,606
Cross Financial Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.370	10-31-31		1,739,251	1,695,770
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.922	06-20-30		2,863,120	2,868,904
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	6.620	11-01-28		3,245,288	3,233,118
Ryan LLC, 2025 Term Loan (1 month CME Term SOFR + 3.500%)	7.120	11-05-32		3,805,316	3,794,623
Mortgage real estate investment trusts 0.5%
Blackstone Mortgage Trust, Inc., 2025 Term Loan B4 (1 month CME Term SOFR + 2.500%)	6.120	05-09-29		943,494	941,135
Blackstone Mortgage Trust, Inc., 2026 Repriced Term Loan (1 month CME Term SOFR + 2.500%)	6.120	12-10-30		1,036,159	1,033,569
KREF Holdings X LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.125	03-05-32		2,039,397	1,984,843
Health care 12.1%					106,609,671
Biotechnology 0.5%
Grifols International Services USA, Inc., 2026 USD Term Loan B (6 month CME Term SOFR + 2.500%)	6.187	04-14-33		2,420,000	2,431,132
National Mentor Holdings, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 6.000%)	9.620	12-12-30		2,216,921	2,229,535
Health care equipment and supplies 1.8%
Argent Bidco SAS, 2026 EUR Term Loan B (B)	TBD	04-14-33	EUR	579,276	680,734
Bausch + Lomb Corp., 2025 Repriced Term Loan (1 month CME Term SOFR + 3.750%)	7.370	01-15-31		3,387,280	3,398,288
Hanger, Inc., 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 3.500%)	7.120	10-23-31		183,693	184,497
Hanger, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.120	10-23-31		2,005,413	2,014,197
Hopper Merger Sub, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.924	04-07-33		4,764,449	4,714,375
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.364	10-23-30		2,595,151	2,595,151
WS Audiology A/S, 2026 USD Term Loan B (3 and 6 month CME Term SOFR + 3.250%)	6.919	02-28-29		2,164,370	2,163,353
Health care providers and services 5.8%
AHP Health Partners, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	09-20-32		2,621,984	2,632,761
Colosseum Dental Finance BV, 2025 EUR Term Loan B2A (3 month EURIBOR + 3.500%)	5.621	03-22-32	EUR	1,193,859	1,392,517
Concentra Health Services, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.000%)	5.620	07-26-31		786,259	789,207
Confluent Health LLC, 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	7.735	11-30-28		3,809,269	3,314,064
Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	7.913	03-30-29		2,085,462	2,026,381
Elsan SAS, 2025 EUR Term Loan B6 (3 month EURIBOR + 3.400%)	5.550	06-16-31	EUR	1,726,330	1,994,925
Ensemble RCM LLC, 2026 Term Loan B (3 month CME Term SOFR + 3.000%)	6.663	02-09-33		3,260,254	3,253,734
Examworks Bidco, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	02-06-33		2,672,766	2,682,495
HomeVi SASU, 2025 EUR Term Loan B (3 month EURIBOR + 4.750%)	6.900	10-31-29	EUR	1,830,347	2,140,253
Lumexa Imaging, Inc., Term Loan B (3 month CME Term SOFR + 3.000%)	6.700	12-17-32		930,498	934,955
Mamba Purchaser, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.500%)	6.334	10-14-31		1,469,555	1,473,229
Palex Healthcare Group SL, 2024 EUR Term Loan B3 (1 month EURIBOR + 3.675%)	5.578	12-18-30	EUR	1,890,546	2,217,657
Precision Medicine Group LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.500%)	7.163	08-20-32		1,831,040	1,826,792
Radnet Management, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.250%)	5.916	04-18-31		2,457,258	2,464,556
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4 (3 month EURIBOR + 3.200%)	5.394	08-13-31	EUR	2,657,473	3,109,688
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Raven Acquisition Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	6.620	11-19-31		2,897,169	$2,877,265
Select Medical Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.620	12-03-31		2,634,724	2,622,657
Sharp Services LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.700	09-29-32		2,177,825	2,184,184
Southern Veterinary Partners LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.156	12-04-31		3,888,409	3,889,887
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	7.700	09-27-30		3,579,360	3,584,443
Upstream Newco, Inc., 2025 Term Loan (3 month CME Term SOFR + 4.250% and 1.500% PIK)	9.687	05-20-30		4,299,250	4,059,567
Health care technology 0.4%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	6.399	05-01-31		3,862,720	3,618,094
Life sciences tools and services 0.6%
PAREXEL International Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	12-12-31		4,788,606	4,794,113
Pharmaceuticals 3.0%
Althea Acquisition Bidco Sarl, 2026 EUR 1st Lien Term Loan B (3 month EURIBOR + 3.250%)	5.328	01-20-33	EUR	1,854,212	2,170,863
Amneal Pharmaceuticals LLC, 2026 Term Loan (1 month CME Term SOFR + 3.000%)	6.620	08-01-32		2,316,552	2,328,134
Bausch Health Companies, Inc., 2025 Term Loan B (1 month CME Term SOFR + 6.250%)	9.870	10-08-30		1,562,186	1,506,854
Curium Bidco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	6.700	08-04-31		4,775,357	4,775,357
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.370	04-23-31		2,426,940	2,427,959
Financiere Mendel SASU, 2025 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.127	11-08-30	EUR	2,812,853	3,298,136
LSCS Holdings, Inc., 2025 Term Loan (B)	TBD	03-04-32		2,879,453	2,807,467
MEH, Inc., Term Loan (1 month CME Term SOFR + 7.000%)	10.620	07-31-30		2,345,261	1,987,608
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%)	5.870	05-19-31		1,822,940	1,821,955
Padagis LLC, Term Loan B (3 month CME Term SOFR + 4.750%)	8.689	07-06-28		1,371,455	1,254,881
Perrigo Investments LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.620	04-20-29		1,939,805	1,935,771
Industrials 12.3%					108,367,418
Aerospace and defense 1.7%
Bleriot US Bidco, Inc., 2023 Term Loan B (3 month CME Term SOFR + 2.250%)	5.950	10-31-30		2,722,887	2,728,687
Cobham Ultra SeniorCo Sarl, USD Term Loan B (6 month CME Term SOFR + 3.750%)	7.791	08-03-29		1,311,364	1,316,007
Galileo Parent, Inc., 1st Lien Term Loan (6 month CME Term SOFR + 4.500%)	8.169	03-03-33		2,585,040	2,578,578
Mahseer Holdings LLC, Term Loan B (3 month CME Term SOFR + 0.174%)	3.890	03-16-33		521,112	524,046
Signia Aerospace LLC, 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 2.750%)	6.370	12-11-31		36,190	36,292
Signia Aerospace LLC, 2025 Term Loan (1 and 3 month CME Term SOFR + 2.750%)	6.371	12-11-31		2,665,923	2,673,414
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.120	02-28-31		4,585,475	4,597,122
TransDigm, Inc., 2024 Term Loan L (1 month CME Term SOFR + 2.500%)	6.120	01-19-32		830,111	832,153
Air freight and logistics 0.8%
Apple Bidco LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.120	09-23-31		3,721,138	3,726,236
Rand Parent LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.700	03-18-30		513,938	514,452
Stonepeak Nile Parent LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.919	04-09-32		2,415,566	2,413,923
Building products 1.6%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	8.211	05-17-28		3,234,494	2,757,406
ACProducts Holdings, Inc., 2026 First Lien First Out Term Loan (3 month CME Term SOFR + 5.500%)	9.150	11-17-31		233,528	238,005
AZZ, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	5.370	05-13-29		739,111	741,270
Cornerstone Building Brands, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	7.024	04-12-28		456,686	270,130
Cornerstone Building Brands, Inc., 2022 Term Loan (3 month CME Term SOFR + 5.625%)	9.299	08-01-28		1,422,534	813,220
Cornerstone Building Brands, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	8.174	05-15-31		1,778,378	886,219
East West Manufacturing LLC, Term Loan B (3 month CME Term SOFR + 5.500%)	9.163	12-22-28		1,394,224	1,387,253
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	6.950	12-22-31		3,411,554	3,424,006
MITER Brands Acquisition Holdco, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	6.370	03-28-31		2,408,350	2,355,679
MSOF Beacon LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.166	12-23-32		463,469	464,975
Tiger Acquisition LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.108	08-23-32		885,075	886,800
Commercial services and supplies 1.5%
AEA International Holdings Luxembourg Sarl, 2024 USD Term Loan B (3 month CME Term SOFR + 2.750%)	6.450	09-07-28		2,393,146	2,393,146
Arcwood Environmental, Inc., 2026 Term Loan B (3 month CME Term SOFR + 3.000%)	6.677	04-01-33		905,665	909,061
Cimpress USA, Inc., 2026 Term Loan B (B)	TBD	06-03-33		429,287	429,823
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Core & Main LP, 2024 Term Loan E (3 month CME Term SOFR + 2.000%)	5.656	02-09-31	2,193,659	$2,197,322
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.166	03-03-32	3,594,719	3,595,617
Pearls US FinCo LLC, 2022 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.913	02-26-29	516,228	474,930
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	6.485	03-24-28	3,260,460	3,263,949
Construction and engineering 1.0%
Azuria Water Solutions, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.750%)	6.416	04-25-33	2,132,844	2,126,851
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan (1 month CME Term SOFR + 3.250%)	6.870	07-09-32	469,800	470,387
Legence Holdings LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.250%)	5.620	12-16-31	2,349,654	2,356,021
Range Red Operating, Inc., First Out Term Loan (3 month CME Term SOFR + 8.000%) (C)	11.764	10-01-29	825,496	750,451
Range Red Operating, Inc., Second Out Term Loan (3 month CME Term SOFR + 8.000%) (C)	11.764	10-01-29	3,431,590	3,431,590
Electrical equipment 0.6%
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	6.370	07-23-31	2,271,189	2,274,028
Infinite Bidco LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	7.675	03-02-28	2,681,472	2,654,658
Machinery 1.6%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan (3 month CME Term SOFR + 2.750%)	6.450	06-23-30	4,859,787	4,871,937
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.155	07-01-31	1,445,973	1,450,166
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	07-01-31	2,555,667	2,563,155
Columbus McKinnon Corp., 2026 Term Loan B (3 month CME Term SOFR + 3.500%)	7.200	02-03-33	1,006,526	1,007,784
Pro Mach Group, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%)	6.370	10-15-32	1,545,312	1,546,857
TK Elevator US Newco, Inc., 2025 USD Term Loan B (6 month CME Term SOFR + 2.750%)	6.377	04-30-30	2,824,351	2,846,409
Passenger airlines 0.6%
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.435	08-27-29	2,998,702	2,616,368
WestJet Loyalty LP, Term Loan B (3 month CME Term SOFR + 2.750%)	6.450	02-14-31	2,947,904	2,891,894
Professional services 2.3%
Amentum Holdings, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.370	09-29-31	1,846,854	1,847,316
CACI International, Inc., 2026 Incremental Term Loan B2 (1 month CME Term SOFR + 1.750%)	5.370	03-09-33	618,020	616,734
Citrin Cooperman Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.700	04-01-32	2,447,700	2,406,089
Dayforce Bidco LLC, 2026 Term Loan (3 month CME Term SOFR + 3.000%)	6.663	02-04-33	2,954,895	2,810,164
Grant Thornton Advisors LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.370	06-02-31	2,195,994	2,109,406
Heron Bidco LLC, Term Loan B (3 month CME Term SOFR + 4.000%)	7.700	12-10-32	1,690,743	1,697,083
HireRight Holdings Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.870	09-27-30	2,273,736	2,169,144
SS&C Technologies, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	5.620	05-09-31	2,675,136	2,671,739
TTF Lower Intermediate LLC, 2024 Term Loan (6 month CME Term SOFR + 3.750%)	7.480	07-18-31	3,030,736	1,930,579
XPLOR T1 LLC, 2025 Term Loan (3 month CME Term SOFR + 3.500%)	7.167	12-01-32	1,990,051	1,905,473
Trading companies and distributors 0.1%
Herc Holdings, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.381	06-02-32	605,654	607,265
Transportation infrastructure 0.5%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.620	10-31-31	2,674,597	2,682,835
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.620	10-31-31	1,017,331	1,020,465
Modern Aviation Fbo Holdings LLC, Term Loan B (B)	TBD	05-16-33	603,340	604,849
Information technology 12.5%				110,315,018
Communications equipment 0.5%
Venga Finance Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.750%)	7.677	06-28-29	4,815,512	4,811,900
Electronic equipment, instruments and components 0.3%
C&D Technologies, Inc., 2025 Term Loan (1 month CME Term SOFR + 5.750%)	9.485	12-20-26	2,509,323	2,402,677
IT services 2.0%
CoreWeave Financing V LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 4.500%)	8.113	11-17-31	113,003	115,312
EP Purchaser LLC, 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	7.280	11-06-28	3,430,666	2,312,269
Everest Subbidco SAS, Term Loan B2 (B)	TBD	12-10-31	450,161	434,405
Gainwell Acquisition Corp., Term Loan B (3 month CME Term SOFR + 4.000%)	7.800	10-01-27	3,606,707	3,539,081
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Paysafe Holdings US Corp., USD Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.485	06-28-28		1,418,737	$1,354,454
Starlight Parent LLC, 2025 Term Loan (3 month CME Term SOFR + 4.000%)	7.674	04-16-32		2,703,861	2,230,685
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.870	04-16-31		2,392,603	2,332,189
Team.blue Finco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.950	07-12-32		1,313,305	1,255,296
Total Webhosting Solutions BV, 2025 EUR Term Loan (1 month EURIBOR + 4.000%)	5.903	11-04-31	EUR	2,514,863	2,638,359
Trio Bidco LLC, 2025 Term Loan B (3 month CME Term SOFR + 4.000%)	7.700	10-29-32		1,689,190	1,642,738
Semiconductors and semiconductor equipment 0.3%
Qnity Electronics, Inc., Term Loan B (3 month CME Term SOFR + 2.000%)	5.666	11-01-32		2,728,516	2,737,384
Software 9.4%
Access CIG LLC, 2025 Term Loan (3 month CME Term SOFR + 4.000%)	7.700	08-19-30		4,130,709	3,720,241
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.250%)	5.950	02-24-31		1,800,000	1,782,846
Ascend Learning LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.620	12-11-28		2,314,156	2,281,434
BEP Intermediate Holdco LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.370	04-25-31		1,227,379	1,225,330
Boxer Parent Company, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	6.666	07-30-31		3,364,597	3,145,528
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.000%)	5.620	01-23-32		1,004,591	1,004,340
Cegid Group SASU, 2025 EUR Term Loan B3 (3 month EURIBOR + 2.750%)	4.900	01-31-30	EUR	677,389	774,305
Central Parent LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	6.950	07-06-29		2,767,789	1,305,013
Claudius Finance Sarl, 2025 EUR Term Loan B5 (3 month EURIBOR + 2.750%)	4.900	07-10-28	EUR	2,649,616	3,050,490
Clover Holdings 2 LLC, Term Loan B (1 month CME Term SOFR + 3.750%)	7.381	12-09-31		3,261,520	3,209,890
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	7.485	10-16-28		1,722,319	1,192,706
Darktrace Finco US LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	6.927	10-09-31		1,514,570	1,444,688
Dodge Construction Network LLC, 2024 2nd Out Term Loan B (3 month CME Term SOFR + 4.750%)	8.541	02-28-29		1,169,292	869,872
Dodge Data + Analytics LLC, 2024 Tranche A New Money Term Loan (3 month CME Term SOFR + 6.250%)	10.041	01-31-29		1,214,414	1,202,270
ECI Macola/Max Holding LLC, 2025 Term Loan (3 month CME Term SOFR + 2.750%)	6.450	05-09-30		2,413,496	2,365,661
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	10-09-29		2,441,173	2,409,633
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.500%)	6.120	05-30-31		4,294,058	4,235,015
Finastra USA, Inc., 2025 USD Term Loan (3 month CME Term SOFR + 4.000%)	7.671	09-15-32		966,578	899,371
Gen Digital, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.370	09-12-29		1,927,208	1,911,675
Genesys Cloud Services, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	01-30-32		2,724,301	2,620,777
Icon Parent, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 2.750%)	6.437	11-13-31		2,753,408	2,629,119
Imagine Learning LLC, Term Loan (1 month CME Term SOFR + 3.500%)	7.120	12-21-29		1,388,926	1,308,132
Ivanti Security Holdings LLC, 2025 Newco Term Loan (3 month CME Term SOFR + 5.750%)	9.414	06-01-29		813,335	768,602
Ivanti Software, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.414	06-01-29		2,483,121	1,026,026
Marcel Bidco LLC, 2025 USD Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.660	11-12-30		1,957,460	1,937,885
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.620	03-01-29		2,529,897	2,293,175
Mitchell International, Inc., 2026 Add-on Term Loan (1 month CME Term SOFR + 3.000%)	6.620	06-17-31		4,502,649	4,440,737
Modena Buyer LLC, Term Loan (3 month CME Term SOFR + 4.250%)	7.913	07-01-31		3,060,960	2,770,168
Peraton Corp., Term Loan B (3 month CME Term SOFR + 3.750%)	7.513	02-01-28		4,660,410	4,139,423
Ping Identity Holding Corp., 2025 Term Loan (1 month CME Term SOFR + 2.750%)	6.381	11-15-32		1,511,595	1,491,763
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	6.950	10-26-30		3,349,924	2,417,540
Project Boost Purchaser LLC, 2025 Refinancing Term Loan (3 month CME Term SOFR + 2.750%)	6.450	07-16-31		1,765,090	1,743,221
Project Ruby Ultimate Parent Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.485	03-10-28		3,910,473	3,913,953
Proofpoint, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.000%)	6.700	08-31-28		3,189,272	3,111,422
Quartz Acquireco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.950	06-28-30		403,227	335,283
Red Planet Borrower LLC, 2025 Term Loan B (1 month CME Term SOFR + 4.000%)	7.620	09-08-32		2,407,929	2,408,940
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	5.913	02-10-31		2,372,109	2,289,583
VS Buyer LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.913	04-12-31		2,927,351	2,832,212
Materials 7.0%					62,129,783
Chemicals 2.6%
ASP Unifrax Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.000% and 4.750% PIK)	11.413	09-28-29		5,367,058	2,376,855
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B (B)	TBD	06-12-31		166,902	167,702
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Hyperion Refinance Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.370	02-15-31		1,612,362	$1,537,113
INEOS U.S. Finance LLC, 2023 USD Term Loan B (1 month CME Term SOFR + 3.250%)	6.870	02-18-30		1,000,000	946,670
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 4.250%)	7.870	10-07-31		297,000	263,959
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	8.485	02-18-28		3,704,780	2,095,535
Nouryon Finance BV, 2024 USD Term Loan B1 (6 month CME Term SOFR + 3.250%)	6.937	04-03-28		2,230,525	2,230,525
Olympus Water US Holding Corp., 2024 USD Term Loan (3 month CME Term SOFR + 3.000%)	6.700	06-20-31		1,438,338	1,433,548
Root Bidco Sarl, 2025 EUR Term Loan (3 month EURIBOR + 5.000%)	7.204	09-27-30	EUR	2,127,637	2,355,109
Secure Acquisition, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.750%)	7.450	12-16-28		1,370,838	1,367,836
Solstice Advanced Materials, Inc., Term Loan B (3 month CME Term SOFR + 1.750%)	5.413	10-29-32		746,245	750,207
USALCO LLC, 2025 Term Loan (1 month CME Term SOFR + 3.500%)	7.120	09-30-31		1,443,074	1,447,476
Vibrantz Technologies, Inc., 2026 1st Out Term Loan A (3 month CME Term SOFR + 6.250%)	9.899	04-30-30		1,466,942	1,406,431
Vibrantz Technologies, Inc., 2026 2nd Out Term Loan B1 (3 month CME Term SOFR + 4.250%)	8.049	04-30-30		1,882,332	1,035,283
Vibrantz Technologies, Inc., 2026 2nd Out Term Loan B2 (3 month CME Term SOFR + 5.500%)	9.149	04-30-30		71,421	38,210
Vibrantz Technologies, Inc., 2026 3rd Out Term Loan C1 (3 month CME Term SOFR + 4.250%)	8.049	04-30-30		2,509,776	313,722
Vibrantz Technologies, Inc., 2026 3rd Out Term Loan C2 (3 month CME Term SOFR + 5.500%)	9.149	04-30-30		880,859	102,770
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.370	08-01-30		2,903,494	2,891,880
Construction materials 1.0%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.370	01-31-31		1,590,643	1,593,904
Quikrete Holdings, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.250%)	5.870	03-19-29		2,549,008	2,551,098
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	02-10-32		757,830	757,867
Quikrete Holdings, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 2.250%)	5.870	04-14-31		1,624,400	1,625,147
White Cap Supply Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	6.870	10-19-29		903,527	896,606
White Cap Supply Holdings LLC, 2026 Incremental Term Loan B (1 month CME Term SOFR + 3.500%)	7.120	02-10-33		2,022,956	2,002,726
Containers and packaging 3.4%
Altium Packaging LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	06-11-31		3,441,096	3,344,745
Balcan Innovations, Inc., Term Loan B (1 and 3 month CME Term SOFR + 4.750%)	8.413	10-20-31		2,645,637	2,052,036
Berlin Packaging LLC, 2025 Term Loan B7 (B)	TBD	06-07-31		1,129,442	1,121,795
Charter Next Generation, Inc., Term Loan B (B)	TBD	11-29-30		2,250,000	2,253,938
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 3.175%)	6.795	04-13-29		1,864,789	1,815,838
Five Star Lower Holding LLC, Term Loan (3 month CME Term SOFR + 4.250%)	7.919	05-05-29		1,288,366	1,261,259
Graham Packaging Company, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	01-26-33		734,008	734,771
Owens-Illinois Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.620	09-30-32		2,882,775	2,854,841
Plastipak Packaging, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	09-24-32		1,927,315	1,923,229
Proampac PG Borrower LLC, 2026 USD Term Loan B (1 and 3 month CME Term SOFR + 4.000%)	7.634	03-07-33		3,945,861	3,859,565
Technimark Holdings LLC, 2024 Term Loan (1 month CME Term SOFR + 3.250%)	6.870	04-14-31		2,400,845	2,296,409
Trident TPI Holdings, Inc., 2024 Term Loan B7 (3 month CME Term SOFR + 3.750%)	7.450	09-15-28		1,514,244	1,460,533
Trivium Packaging Finance BV, EUR Repriced Term Loan (3 month EURIBOR + 3.750%)	5.920	05-28-30	EUR	2,269,310	2,652,428
Valcour Packaging LLC, 2024 New Money Term Loan A1 (1 month CME Term SOFR + 5.250%)	8.853	10-04-28		337,174	334,584
Valcour Packaging LLC, 2024 Second Out Term Loan (1 month CME Term SOFR + 1.500% and 2.250% PIK)	7.467	10-04-28		2,512,729	1,975,633
Utilities 1.1%					9,627,034
Electric utilities 0.1%
Cornerstone Generation LLC, Term Loan B (3 month CME Term SOFR + 2.250%)	5.913	08-11-32		789,966	790,621
Independent power and renewable electricity producers 0.7%
Alpha Generation LLC, 2026 Term Loan B (B)	TBD	05-27-33		974,499	972,063
Alpha Generation LLC, Term Loan B (1 month CME Term SOFR + 1.750%)	5.370	09-30-31		1,686,958	1,683,517
Bayonne Energy Center LLC, Term Loan B (3 month CME Term SOFR + 3.000%)	6.700	10-01-32		1,033,993	1,033,352
Talen Energy Supply LLC, 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.125	11-25-32		1,667,496	1,655,290
Talen Energy Supply LLC, 2024-1 Incremental Term Loan (1 month CME Term SOFR + 1.750%)	5.375	12-15-31		852,717	847,814
Talen Energy Supply LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.620	11-26-32		353,245	350,024
Multi-utilities 0.3%

WEC US Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%)	5.649	01-27-31		2,293,573	2,294,353
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 5.6%					$49,188,236
(Cost $58,676,131)
Communication services 0.8%					6,764,171
Media 0.8%
Sirius XM Radio LLC (E)	4.125	07-01-30		2,470,000	2,328,452
Tele Columbus AG (0.000% Cash and 10.000% PIK) (D)	10.000	01-01-29	EUR	2,037,262	1,370,154
United Group BV (3 month EURIBOR + 3.250%) (E)(F)	5.533	01-31-33	EUR	2,628,000	3,065,565
Consumer discretionary 1.2%					10,952,098
Automobile components 0.1%
Tenneco, Inc. (E)	8.000	11-17-28		697,000	698,434
Diversified consumer services 0.2%
Multiversity SpA (3 month EURIBOR + 4.250%) (E)(F)	6.400	05-17-31	EUR	1,049,000	1,233,309
Multiversity SpA (E)	7.125	05-17-31	EUR	961,000	1,169,683
Hotels, restaurants and leisure 0.4%
Boyd Gaming Corp. (E)	4.750	06-15-31		1,202,000	1,158,854
Hilton Domestic Operating Company, Inc. (E)	5.500	03-31-34		1,167,000	1,161,678
Sabre GLBL, Inc. (E)(G)	11.125	07-15-30		874,000	778,953
Wyndham Hotels & Resorts, Inc. (E)	5.625	03-01-33		426,000	419,951
Specialty retail 0.5%
Global Auto Holdings, Ltd. (E)(G)	8.750	01-15-32		2,733,000	2,566,636
Global Auto Holdings, Ltd. (E)	11.500	08-15-29		231,000	239,110
Group 1 Automotive, Inc. (E)	4.000	08-15-28		372,000	361,904
Lithia Motors, Inc. (E)	3.875	06-01-29		1,214,000	1,163,586
Consumer staples 0.6%					5,251,086
Food products 0.6%
Irca SpA (3 month EURIBOR + 3.750%) (E)(F)	5.900	12-15-29	EUR	1,614,000	1,905,211
Nexture SpA (3 month EURIBOR + 3.125%) (E)(F)	5.329	07-30-32	EUR	1,377,000	1,611,752
Post Holdings, Inc. (E)	6.250	02-15-32		1,707,000	1,734,123
Financials 0.4%					3,418,878
Financial services 0.1%
Midcap Financial Issuer Trust (E)	5.625	01-15-30		439,000	424,733
Mortgage real estate investment trusts 0.3%
Apollo Commercial Real Estate Finance, Inc. (E)(G)	4.625	06-15-29		2,230,000	2,228,228
Blackstone Mortgage Trust, Inc. (E)	7.750	12-01-29		738,000	765,917
Health care 1.2%					10,735,600
Biotechnology 0.4%
National Mentor Holdings, Inc. (E)	10.500	12-15-30		3,471,000	3,653,842
Health care providers and services 0.6%
Cidron Atrium SE (3 month EURIBOR + 3.625%) (E)(F)	5.908	02-15-33	EUR	1,051,000	1,228,608
US Acute Care Solutions LLC (E)	9.750	05-15-29		4,332,000	4,150,095
Pharmaceuticals 0.2%
Amneal Pharmaceuticals LLC (E)	6.875	08-01-32		435,000	450,600
Bausch Health Companies, Inc. (E)	10.000	04-15-32		374,000	382,908
Cheplapharm Arzneimittel GmbH (E)	6.750	02-15-32	EUR	738,000	869,547
Industrials 0.2%					1,974,429
Air freight and logistics 0.2%
Rand Parent LLC (E)	8.500	02-15-30		1,590,000	1,638,450
Commercial services and supplies 0.0%
GFL Environmental Holdings US, Inc. (E)	5.500	02-01-34		344,000	335,979
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology 0.3%					$2,896,054
Software 0.3%
TeamSystem SpA (3 month EURIBOR + 3.500%) (E)(F)	5.704	07-31-31	EUR	2,514,000	2,896,054
Materials 0.5%					4,483,834
Chemicals 0.1%
ASP Unifrax Holdings, Inc. (5.850% Cash and 1.250% PIK) (E)	7.100	09-30-29		2,941,081	58,822
INEOS Quattro Finance 2 PLC (E)(G)	9.625	03-15-29		345,000	329,303
Construction materials 0.3%
JH North America Holdings, Inc. (E)	5.875	01-31-31		528,000	527,798
Standard Building Solutions, Inc. (E)	6.250	08-01-33		1,151,000	1,152,742
Standard Industries, Inc. (E)	3.375	01-15-31		1,274,000	1,159,747
Containers and packaging 0.1%
Reno de Medici SpA (3 month EURIBOR + 5.000%) (F)	7.150	04-15-29	EUR	3,269,000	953,338
Trivium Packaging Finance BV (E)	8.250	07-15-30		250,000	263,739
Metals and mining 0.0%
Midwest Vanadium Proprietary, Ltd. (D)(E)	11.500	02-15-18		5,663,972	38,345
Real estate 0.1%					386,910
Hotel and resort REITs 0.1%
RHP Hotel Properties LP (E)	5.750	03-15-34		390,000	386,910
Utilities 0.3%					2,325,176
Electric utilities 0.1%
NRG Energy, Inc. (E)	3.625	02-15-31		1,253,000	1,162,089
Independent power and renewable electricity producers 0.2%

Vistra Operations Company LLC (E)	4.375	05-01-29		1,186,000	1,163,087

Asset-backed securities 6.3%					$55,383,048
(Cost $55,461,956)
Asset-backed securities 6.3%					55,383,048
37 Capital CLO 3, Ltd. Series 2023-1A, Class D1R (3 month CME Term SOFR + 3.900%) (E)(F)	7.573	07-15-38		650,000	655,362
AGL CLO 1, Ltd. Series 2019-1A, Class DRR (3 month CME Term SOFR + 2.900%) (E)(F)	6.575	10-20-34		250,000	238,516
AGL CLO 16, Ltd. Series 2021-16A, Class DR (3 month CME Term SOFR + 2.400%) (E)(F)	6.075	01-20-35		350,000	333,857
AGL CLO 6, Ltd. Series 2020-6A, Class D1R2 (3 month CME Term SOFR + 3.300%) (E)(F)	6.975	04-20-38		250,000	241,348
Allegro CLO XII, Ltd. Series 2020-1A, Class D1R (3 month CME Term SOFR + 3.500%) (E)(F)	7.172	07-21-37		350,000	348,910
AMMC CLO, Ltd. Series 2025-33A, Class D1 (3 month CME Term SOFR + 2.900%) (E)(F)	6.559	01-20-39		300,000	300,198
Anchorage Capital Clo 17, Ltd. Series 2021-17A, Class DR (3 month CME Term SOFR + 3.050%) (E)(F)	6.723	02-15-38		100,000	99,603
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month CME Term SOFR + 3.012%) (E)(F)	6.685	01-15-31		4,900,000	4,919,463
Atlas Senior Loan Fund XI, Ltd. Series 2018-11A, Class D (3 month CME Term SOFR + 3.312%) (E)(F)	6.978	07-26-31		1,250,000	1,256,208
Atlas Senior Loan Fund XVIII, Ltd. Series 2021-18A, Class D (3 month CME Term SOFR + 3.932%) (E)(F)	7.607	01-18-35		450,000	440,564
Barings CLO, Ltd. Series 2020-1A, Class D1R2 (3 month CME Term SOFR + 2.750%) (E)(F)	6.423	01-15-38		550,000	540,071
Battery Park CLO, Ltd. Series 2019-1A, Class DR (3 month CME Term SOFR + 3.750%) (E)(F)	7.423	07-15-36		250,000	248,751
Benefit Street Partners CLO 50, Ltd. Series 2026-50A, Class D1 (3 month CME Term SOFR + 2.650%) (E)(F)	6.251	07-15-39		250,000	250,160
BlueMountain CLO, Ltd.
Series 2015-3A, Class CR (3 month CME Term SOFR + 2.862%) (E)(F)	6.537	04-20-31		550,000	545,467
Series 2018-1A, Class D (3 month CME Term SOFR + 3.312%) (E)(F)	6.975	07-30-30		250,000	249,376
Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%) (E)(F)	7.063	08-15-31		250,000	251,242
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Canyon Capital CLO, Ltd. Series 2014-1A, Class CR (3 month CME Term SOFR + 3.012%) (E)(F)	6.675	01-30-31	750,000	$751,862
CarVal CLO III, Ltd. Series 2019-2A, Class DR2 (3 month CME Term SOFR + 2.500%) (E)(F)	6.175	07-20-32	450,000	447,143
CBAMR, Ltd. Series 2019-9A, Class DR (3 month CME Term SOFR + 4.150%) (E)(F)	7.823	07-15-37	1,100,000	1,102,229
Cedar Funding VII CLO, Ltd. Series 2018-7A, Class D2R2 (3 month CME Term SOFR + 4.000%) (E)(F)	7.675	10-20-38	1,050,000	1,030,151
Columbia Cent CLO XXXV, Ltd. Series 2025-35A, Class D1A (3 month CME Term SOFR + 3.500%) (E)(F)	7.167	07-25-36	150,000	150,099
Crown Point CLO, Ltd. Series 2018-7A, Class D (3 month CME Term SOFR + 3.762%) (E)(F)	7.437	10-20-31	250,000	251,241
Fortress Credit BSL IX, Ltd. Series 2020-1A, Class DR (3 month CME Term SOFR + 3.600%) (E)(F)	7.275	10-20-33	1,400,000	1,400,434
Golub Capital Partners CLO 60B, Ltd. Series 2022-60A, Class DR2 (3 month CME Term SOFR + 2.750%) (E)(F)	6.373	10-25-34	250,000	249,996
Green Lakes Park CLO LLC Series 2025-1A, Class D1RR (3 month CME Term SOFR + 2.500%) (E)(F)	6.167	01-25-38	650,000	626,591
Halseypoint CLO, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.762%) (E)(F)	7.425	01-30-35	3,150,000	3,077,553
Hayfin US XIV, Ltd. Series 2021-14A, Class D1R (3 month CME Term SOFR + 3.050%) (E)(F)	6.725	03-20-38	3,000,000	3,009,570
Jamestown CLO IX, Ltd. Series 2016-9A, Class CR3 (3 month CME Term SOFR + 3.250%) (E)(F)	6.917	07-25-34	3,450,000	3,450,041
Jamestown CLO XVI, Ltd. Series 2021-16A, Class DR (3 month CME Term SOFR + 3.050%) (E)(F)	6.717	07-25-34	3,100,000	3,085,442
Kings Park CLO, Ltd. Series 2021-1A, Class D1R (3 month CME Term SOFR + 2.850%) (E)(F)	6.522	01-21-39	550,000	544,260
KKR CLO 50, Ltd. Series 2024-50A, Class D1R (3 month CME Term SOFR + 3.400%) (E)(F)	7.053	04-20-39	250,000	250,239
Madison Park Funding XLVI, Ltd. Series 2020-46A, Class DRR (3 month CME Term SOFR + 2.750%) (E)(F)	6.423	10-15-34	250,000	238,783
Madison Park Funding XXXI, Ltd. Series 2018-31A, Class D1R (3 month CME Term SOFR + 3.300%) (E)(F)	6.966	07-23-37	350,000	340,859
Neuberger Berman Loan Advisers CLO, Ltd. Series 2022-47A, Class DR (3 month CME Term SOFR + 2.800%) (E)(F)	6.469	04-16-35	300,000	297,767
Northwoods Capital XV, Ltd.
Series 2017-15A, Class D1R3 (3 month CME Term SOFR + 3.000%) (E)(F)	6.675	03-20-38	550,000	549,588
Series 2017-15A, Class D2R3 (3 month CME Term SOFR + 4.000%) (E)(F)	7.675	03-20-38	2,200,000	2,175,054
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month CME Term SOFR + 3.112%) (E)(F)	6.775	04-22-31	1,350,000	1,353,351
Octagon 62, Ltd. Series 2022-1A, Class D2R (3 month CME Term SOFR + 4.150%) (E)(F)	7.816	01-23-38	250,000	242,419
OZLM XIV, Ltd. Series 2015-14A, Class B2R3 (3 month CME Term SOFR + 2.700%) (E)(F)	6.373	01-15-38	1,000,000	996,728
Parallel, Ltd. Series 2020-1A, Class CR (3 month CME Term SOFR + 3.662%) (E)(F)	7.337	07-20-34	1,350,000	1,351,168
PPM CLO 8, Ltd. Series 2025-8A, Class D1 (3 month CME Term SOFR + 3.000%) (E)(F)	6.675	04-20-38	100,000	99,375
RAD CLO 28, Ltd. Series 2024-28A, Class D1 (3 month CME Term SOFR + 2.800%) (E)(F)	6.475	04-20-38	250,000	250,029
Regatta VII Funding, Ltd. Series 2016-1A, Class DR3 (3 month CME Term SOFR + 2.650%) (E)(F)	6.336	06-20-34	200,000	194,601
Rockford Tower CLO, Ltd. Series 2018-1A, Class D (3 month CME Term SOFR + 3.262%) (E)(F)	6.904	05-20-31	600,000	603,333
Romark CLO V, Ltd. Series 2021-5A, Class DR (3 month CME Term SOFR + 3.750%) (E)(F)	7.423	01-15-35	1,850,000	1,787,413
Sculptor CLO XXVIII, Ltd. Series 28A, Class D1R (3 month CME Term SOFR + 2.850%) (E)(F)	6.525	01-20-35	850,000	840,357
Sculptor CLO XXXVIII, Ltd. Series 38A, Class D1 (3 month CME Term SOFR + 2.800%) (E)(F)	6.461	07-20-39	750,000	750,000
Shackleton CLO, Ltd. Series 2019-14A, Class DRR (3 month CME Term SOFR + 3.000%) (E)(F)	6.675	07-20-34	2,950,000	2,926,772
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Silver Point CLO 5, Ltd. Series 2024-5A, Class D2 (3 month CME Term SOFR + 4.350%) (E)(F)	8.025	10-20-37	250,000	$242,643
Sound Point CLO V-R, Ltd. Series 2014-1RA, Class D (3 month CME Term SOFR + 3.362%) (E)(F)	7.037	07-18-31	250,000	249,983
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	7.578	01-25-32	1,550,000	1,522,900
TCW CLO, Ltd.
Series 2020-1A, Class DR3 (3 month CME Term SOFR + 3.400%) (E)(F)	7.075	04-20-34	150,000	143,734
Series 2024-1A, Class DR (3 month CME Term SOFR + 4.500%) (E)(F)	8.177	04-16-39	300,000	300,346
THL Credit Wind River CLO, Ltd.
Series 2019-3A, Class D1R3 (3 month CME Term SOFR + 2.600%) (E)(F)	6.273	01-15-38	250,000	249,690
Series 2019-3A, Class D2R3 (3 month CME Term SOFR + 3.250%) (E)(F)	6.923	01-15-38	1,550,000	1,474,961
Trinitas CLO X, Ltd. Series 2019-10A, Class DR (3 month CME Term SOFR + 3.600%) (E)(F)	7.273	01-15-35	1,400,000	1,379,794
Venture CLO, Ltd.
Series 2018-31A, Class D (3 month CME Term SOFR + 3.082%) (E)(F)	6.757	04-20-31	450,000	440,676
Series 2024-50A, Class D1 (3 month CME Term SOFR + 3.860%) (E)(F)	7.535	10-20-37	1,250,000	1,251,639
Vibrant CLO, Ltd. Series 2021-12A, Class C1RR (3 month CME Term SOFR + 3.150%) (E)(F)	6.825	04-20-34	250,000	250,463
Wellfleet CLO, Ltd.
Series 2020-1A, Class CRR (3 month CME Term SOFR + 3.100%) (E)(F)	6.773	04-15-33	400,000	397,740
Series 2021-2A, Class DR (3 month CME Term SOFR + 3.750%) (E)(F)	7.423	07-15-34	2,200,000	2,134,935

	Shares	Value
Common stocks 1.2%		$10,293,703
(Cost $11,184,285)
Communication services 0.1%		737,652
Entertainment 0.0%
Technicolor Group SAS (C)(H)	128,309,192	58,367
Media 0.1%
Altice France Lux 3 (H)	8,232	165,093
DMS Topco LLC (C)(H)	12,699	462,244
New Insight Holdings, Inc. (H)	47,967	51,948
Consumer discretionary 0.0%		2,131
Hotels, restaurants and leisure 0.0%
WS Purchaser LLC (C)(H)	19,025	2,131
Health care 0.5%		4,257,359
Health care providers and services 0.3%
GenesisCare Cayman Holdings (C)(H)	24,857	2,080,282
GenesisCare USA Holdings, Inc. (C)(H)	24,857	59,905
Pharmaceuticals 0.2%
Keenova Therpeutics, Inc. (H)	22,096	2,041,670
Par Health, Inc. (H)	22,096	75,502
Industrials 0.6%		5,296,561
Construction and engineering 0.6%

Range Red Operating, Inc., Class A1 (C)(H)	2,247	5,296,561

Exchange-traded funds 1.6%		$14,248,439
(Cost $14,234,518)
Invesco Senior Loan ETF (G)	696,065	14,248,439
Warrants 0.0%		$0
(Cost $0)
Carnelian Point Holdings LP (Expiration Date: 6-30-27; Strike Price: $10.00) (C)(H)	6,919	0
GenesisCare Cayman Holdings (C)(H)(I)	1,363	0
New Insight Holdings, Inc. (C)(H)(I)	3,597	0

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	13

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Cyxtera DC Holdings, Inc. (C)(H)	7,109,466	0
Cyxtera DC Holdings, Inc. (C)(H)	1,102,564	0
Endo Luxembourg Holding Company (C)(H)	4,559,366	0
Magellan Health, Inc. (C)(H)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 3.6%			$31,446,467
(Cost $31,446,600)
Short-term funds 3.6%			31,446,467
John Hancock Collateral Trust (J)	3.5217(K)	443,644	4,436,753
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5525(K)	27,009,714	27,009,714
Total investments (Cost $929,501,416) 101.2%			$891,712,309
Other assets and liabilities, net (1.2%)			(10,151,422)
Total net assets 100.0%			$881,560,887

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing - Issuer is in default.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $102,247,792 or 11.6% of the fund’s net assets as of 5-31-26.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	All or a portion of this security is on loan as of 5-31-26. The value of securities on loan amounted to $6,556,244. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,324,244 in the form of U.S. Treasuries was pledged to the fund.
(H)	Non-income producing security.
(I)	Strike price and/or expiration date not available.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 5-31-26.
The fund had the following country composition as a percentage of net assets on 5-31-26:
United States	76.2%
Cayman Islands	6.2%
Luxembourg	4.2%
Canada	2.6%
Netherlands	2.3%
France	2.2%
United Kingdom	1.6%
Italy	1.1%
Germany	1.0%
Other countries	2.6%
TOTAL	100.0%
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	880,000	USD	1,026,357	MSB	6/17/2026	$759	—
USD	1,280,070	EUR	1,080,000	MSB	6/17/2026	19,519	—
USD	17,919,690	EUR	15,250,000	MSB	7/10/2026	102,969	—
USD	38,700,028	EUR	32,930,000	MSB	7/21/2026	210,287	—
USD	9,957,591	EUR	8,440,000	MSB	8/14/2026	83,040	—
USD	1,560,228	EUR	1,380,000	MSB	9/9/2026	—	$(55,983)
USD	4,796,820	EUR	4,230,000	MSB	9/10/2026	—	(157,404)
USD	8,806,194	EUR	8,010,000	MSB	12/4/2026	—	(605,320)
USD	2,639,393	EUR	2,401,000	MSB	12/14/2026	—	(182,789)
USD	542,195	GBP	410,000	MSB	7/6/2026	—	(9,918)
						$416,574	$(1,011,414)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
MSB	Morgan Stanley Bank N.A.
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$731,152,416	—	$726,335,408	$4,817,008
Corporate bonds	49,188,236	—	49,188,236	—
Asset-backed securities	55,383,048	—	55,383,048	—
Common stocks	10,293,703	—	2,334,213	7,959,490
Exchange-traded funds	14,248,439	$14,248,439	—	—
Warrants	—	—	—	—
Escrow certificates	—	—	—	—
Short-term investments	31,446,467	31,446,467	—	—
Total investments in securities	$891,712,309	$45,694,906	$833,240,905	$12,776,498
Derivatives:
Assets
Forward foreign currency contracts	$416,574	—	$416,574	—
Liabilities
Forward foreign currency contracts	(1,011,414)	—	(1,011,414)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
16	|

	Term loans	Common stocks	Preferred securities	Warrants	Escrow certificates	Total
Balance as of 8-31-25	$4,783,419	$7,116,773	$128,922	—	—	$12,029,114
Purchases	282,671	2,131	—	—	—	284,802
Sales	(17,877)	(177,976)	(438,286)	—	—	(634,139)
Realized gain (loss)	24	—	309,364	—	—	309,388
Transfers into Level 3	565,080	—	—	—	—	565,080
Net amortization of (premium) discount	18,960	—	—	—	—	18,960
Change in unrealized appreciation (depreciation)	(815,269)	1,018,562	—	—	—	203,293
Balance as of 5-31-26	$4,817,008	$7,959,490	—	—	—	$12,776,498
Change in unrealized appreciation (depreciation) at period end[1]	$(815,269)	$1,018,562	—	—	—	$203,293

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 5-31-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Term loans	$4,812,490	Transactions Indicative of value	Prior/recent transactions	$90.91 - $100.00	$98.58
	4,518	Market Comparable	Vendor price	N/A	N/A
	$4,817,008

Common stocks	$58,367	Value at time of corporate action	Market value equivalent of positions at time of corporate action	EUR 0.00039	EUR 0.00039
	2,080,282	Market Comparable	EV to revenue multiple Equity holdback Discount	10x 6.7% 15%	10x 6.7% 15%
	5,758,805	Market Comparable	EV to revenue multiple Discount	6.41x - 10.66x 19%	10.32x 19%
	59,905	Exit Value	Estimated exit value	$2.41	$2.41
	2,131	Value at time of corporate action	Market value equivalent of positions at time of corporate action	$0.11	$0.11
	$7,959,490

Total	$12,776,498

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of May 31, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Equity holdback	Decrease	Increase
Estimated exit value	Increase	Decrease
Market value equivalent of positions at time of corporate action	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Vendor price	Increase	Decrease
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	443,644	$17,003,900	$239,028,455	$(251,590,917)	$(4,309)	$(376)	$183,800	—	$4,436,753
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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